UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-06669

Name of Fund: BlackRock Fundamental Growth Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Fundamental Growth Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing
address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2009

Date of reporting period: 02/28/2009

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

BlackRock

Fundamental Growth Fund, Inc.

SEMI-ANNUAL REPORT

FEBRUARY 28, 2009 | (UNAUDITED)

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2 BLACKROCK FUNDAMENTAL GROWTH FUND, INC.

FEBRUARY 28, 2009

A Letter to Shareholders

Dear Shareholder

The present time may well be remembered as one of the most tumultuous periods in financial market history. Over the past year, the housing market collapse and the ensuing credit crisis swelled into an all-out global financial market meltdown, featuring the collapse of storied financial firms, volatile swings in the world’s financial markets and monumental government actions, including the recent passage of the nearly $800 billion American

Recovery and Reinvestment Act of 2009.

The US economy appeared somewhat resilient through the first few months of 2008 before becoming mired in the worst recession in decades. The economic data were dire across the board, but worse was the intensifying pace of deterioration in consumer spending, employment, manufacturing and other key indicators. US gross domestic product (GDP) contracted at an annual rate of 6.3% in the 2008 fourth quarter — substantially below forecast and the worst reading since 1982. The Federal Reserve Board (the “Fed”) took forceful action to revive the global economy and financial system. In addition to slashing the federal funds target rate from 3% to a record low range of 0% to 0.25%, the central bank provided enormous cash injections and significantly expanded its balance sheet via various lending and acquisition programs.

Against this backdrop, US equities contended with relentless market volatility, and the sentiment turned decisively negative toward period end. Declines were significant and broad based, with little divergence among the returns for large and small cap stocks. Non-US stocks were not spared either, as the credit crisis revealed itself to be global in nature and economic activity slowed dramatically.

Risk aversion remained the dominant theme in fixed income markets, leading the Treasury sector to top all other asset classes. The high yield market was particularly hard hit in this environment, as economic turmoil, combined with frozen credit markets and substantial technical pressures, took a heavy toll. Meanwhile, tax-exempt issues posted positive returns for the period, but the sector was not without significant challenges, including a shortage of market participants, lack of liquidity, difficult funding environment and backlog of new-issue supply.

In all, investors continued to gravitate toward relative safety, as evidenced in the six- and 12-month returns of the major benchmark indexes:

Total Returns as of February 28, 2009	6-month	12-month
US equities (S&P 500 Index)	(41.82)%	(43.32)%
Small cap US equities (Russell 2000 Index)	(46.91)	(42.38)
International equities (MSCI Europe, Australasia, Far East Index)	(44.58)	(50.22)
US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	8.52	8.09
Taxable fixed income (Barclays Capital US Aggregate Bond Index*)	1.88	2.06
Tax-exempt fixed income (Barclays Capital Municipal Bond Index*)	0.05	5.18
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index*)	(21.50)	(20.92)

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. We thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

* Formerly a Lehman Brothers index.
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT 3

Fund Summary as of February 28, 2009

Portfolio Management Commentary

How did the Fund perform?
•Effective November 17, 2008, the Fund transitioned to a new portfolio management team. As part of this transition, the Fund’s benchmark was changed from the S&P 500 Citigroup Growth Index to the Russell 1000
Growth Index to more accurately reflect the universe of securities in which the Fund will now invest.

•For the six-month period ended February 28, 2009, the Fund outper-
formed the Russell 1000 Growth Index and the S&P 500 Index, but
trailed the S&P 500 Citigroup Growth Index.

What factors influenced performance?
•Sector allocation within both health care and consumer staples, com-
bined with positive stock selection in consumer discretionary and materials, accounted for the majority of the Fund’s outperformance relative to the Russell 1000 Growth Index. Top-performing stocks within the Fund included Kohl’s Corp., Ross Stores, Inc., Agnico-Eagle Mines
Ltd. and American Tower Corp.

•In energy and industrials, an underweight added value. However, these gains were overshadowed by the negative impact of overall stock selec-
tion within both sectors. Meanwhile, an overweight and disappointing stock selection among capital markets and diversified financial services names weighed on relative performance in the financials sector. Overall,
Schlumberger Ltd., Janus Capital Group, Inc. and EOG Resources, Inc.
were among the Fund’s weakest-performing holdings.

Describe recent portfolio activity.
•During the semi-annual period, we decreased the Fund’s weighting in the consumer staples, financials and materials sectors. Among the
Fund’s largest sales were Costco Wholesale Corp., State Street Corp.
and Monsanto Co.

•We increased investments in consumer discretionary, industrials and telecommunication services. The Fund’s largest purchases included
Apollo Group, Inc., Kohl’s Corp., Danaher Corp. and American Tower Corp.

Describe Fund positioning at period end.
•Relative to the Russell 1000 Growth Index, the Fund ended the period with a significant underweight in the consumer staples sector and a moderate underweight in information technology. Overweight positions were held in the consumer discretionary, telecommunication services and health care sectors.

•We believe our emphasis on fundamental research and bottom-up stock picking will enable us to deliver strong results, regardless of the direction of the market. We continue to emphasize both stable growth companies, which are more defensive and will outperform if market pressure contin-
ues, and opportunistic holdings, which will appreciate more sharply in an economic recovery. The economic recession in the US and globally —
which has severely impacted the US consumer — presents a major threat to future returns. We believe that this environment will separate the winners from the losers, and we are seeing solid opportunities to invest in long-term winners at attractive prices.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	September 1, 2008 February 28, 2009		During the Period[1]	September 1, 2008 February 28, 2009		During the Period[1]
Institutional	$1,000	$613.30	$3.54	$1,000	$1,020.51	$ 4.43
Investor A	$1,000	$612.00	$4.78	$1,000	$1,018.97	$ 5.99
Investor B	$1,000	$609.20	$8.59	$1,000	$1,014.23	$10.75
Investor C	$1,000	$609.20	$8.43	$1,000	$1,014.43	$10.55
Class R	$1,000	$610.70	$6.38	$1,000	$1,016.97	$ 8.00

[1]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.88% for Institutional, 1.19% for Investor A, 2.14% for Investor B, 2.10% for Investor C and 1.59% for Class R), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
[2]	Hypothetical 5% semi-annual return before expenses is calculated by multiplying the number of days in the most recent fiscal half year divided by 365. See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

4 BLACKROCK FUNDAMENTAL GROWTH FUND, INC. FEBRUARY 28, 2009

[1]	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
[2]	The Fund invests primarily in equity securities with a particular emphasis on US companies that have exhibited above-average growth rates in earnings over the long term.
[3]	This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”) issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.
[4]	This unmanaged Index is designed to provide a comprehensive measure of large-cap US equity “growth” performance. It is an unmanaged float adjusted market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the S&P 500 Index that have been identified as being on the growth end of the growth-value spectrum.
[5]	This unmanaged broad-based index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with a greater- than-average growth orientation. The Fund now uses this index as its benchmark rather than the S&P 500 Citigroup Growth Index because Fund management believes it better reflects the Fund’s investment strategies.

Performance Summary for the Period Ended February 28, 2009

				Average Annual Total Returns[6]
		1 Year		5 Years		10 Years
	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	(38.67)%	(38.67)%	N/A	(4.77)%	N/A	(3.25)%	N/A
Investor A	(38.80)	(38.88)	(42.09)%	(5.04)	(6.06)%	(3.51)	(4.03)%
Investor B	(39.08)	(39.43)	(42.16)	(5.81)	(6.19)	(4.11)	(4.11)
Investor C	(39.08)	(39.44)	(40.04)	(5.82)	(5.82)	(4.28)	(4.28)
Class R	(38.93)	(39.12)	N/A	(5.32)	N/A	(3.70)	N/A
Russell 1000 Growth Index	(39.90)	(40.03)	N/A	(6.35)	N/A	(5.58)	N/A
S&P 500 Index	(41.82)	(43.32)	N/A	(6.63)	N/A	(3.43)	N/A
S&P 500 Citigroup Growth Index	(37.66)	(37.39)	N/A	(6.31)	N/A	(4.81)	N/A

[6] Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge. Past performance is not indicative of future results.

BLACKROCK FUNDAMENTAL GROWTH FUND, INC. FEBRUARY 28, 2009 5

About Fund Performance

•Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•Investor A Shares incur a maximum initial sales charge (front-end load)
of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A
Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

•Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

•Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R
Shares are available only to certain retirement plans. Prior to inception,
Class R Shares performance results are those of Institutional Shares
(which have no distribution or service fees) restated to reflect the
Class R Shares fees.

Performance information reflects past performance and does not guaran-
tee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the dif-
ferent levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distri-
bution fees including 12b-1 fees, and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of
$1,000 invested on September 1, 2008 and held through February 28,
2009) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this
Fund and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypo-
thetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6 BLACKROCK FUNDAMENTAL GROWTH FUND, INC. FEBRUARY 28, 2009

Portfolio Information

As of February 28, 2009

	Percent of		Percent of
	Long-Term		Long-Term
Ten Largest Holdings	Investments	Sector Allocation	Investments
QUALCOMM, Inc.	4%	Information Technology	29%
Cisco Systems, Inc.	3	Health Care	18
Wal-Mart Stores, Inc.	3	Consumer Discretionary	12
Google, Inc. Class A	3	Consumer Staples	11
Abbott Laboratories	3	Industrials	11
The Coca-Cola Co.	3	Energy	8
Danaher Corp.	3	Materials	3
American Tower Corp. Class A	2	Telecommunication Services	3
Apple, Inc.	2	Financials	3
Kohl’s Corp.	2	Utilities	2
		For Fund compliance purposes, the Fund’s sector classifications refer to any one
		or more of the sector sub-classifications used by one or more widely recognized
		market indexes or ratings group indexes, and/or as defined by Fund management.
		This definition may not apply for purposes of this report, which may combine
		sector sub-classifications for reporting ease.

BLACKROCK FUNDAMENTAL GROWTH FUND, INC. FEBRUARY 28, 2009 7

Schedule of Investments February 28, 2009 (Unaudited)

(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 1.5%
Honeywell International, Inc.	1,189,600	$ 31,916,968
Air Freight & Logistics — 1.4%
Expeditors International Washington, Inc.	585,600	16,133,280
United Parcel Service, Inc. Class B	351,600	14,478,888
		30,612,168
Airlines — 0.9%
Delta Air Lines, Inc. (a)(b)	3,790,400	19,065,712
Beverages — 3.8%
The Coca-Cola Co.	1,461,700	59,710,445
PepsiCo, Inc.	487,100	23,448,994
		83,159,439
Biotechnology — 4.8%
Celgene Corp. (a)	578,400	25,871,832
Genzyme Corp. (a)	606,300	36,941,859
Gilead Sciences, Inc. (a)	926,900	41,525,120
		104,338,811
Capital Markets — 0.3%
Janus Capital Group, Inc. (b)	1,230,700	5,427,387
Chemicals — 0.8%
Ecolab, Inc.	558,700	17,755,486
Commercial Services & Supplies — 1.0%
Waste Management, Inc.	787,000	21,249,000
Communications Equipment — 6.7%
Cisco Systems, Inc. (a)	4,679,700	68,183,229
QUALCOMM, Inc.	2,315,000	77,390,450
		145,573,679
Computers & Peripherals — 5.1%
Apple, Inc. (a)	583,400	52,103,454
Hewlett-Packard Co.	1,237,400	35,921,722
International Business Machines Corp.	255,500	23,513,665
		111,538,841
Construction & Engineering — 0.8%
Fluor Corp.	493,300	16,402,225
Diversified Consumer Services — 1.8%
Apollo Group, Inc. Class A (a)	543,600	39,411,000
Diversified Financial Services — 1.3%
CME Group, Inc.	65,000	11,856,000
JPMorgan Chase & Co.	739,551	16,898,741
		28,754,741
Diversified Telecommunication Services — 0.6%
AT&T Inc.	508,900	12,096,553
Electric Utilities — 1.4%
Exelon Corp.	662,800	31,297,416
Energy Equipment & Services — 2.2%
Schlumberger Ltd.	539,000	20,514,340
Transocean Ltd. (a)	469,883	28,084,907
		48,599,247
Food & Staples Retailing — 4.3%
The Kroger Co.	636,900	13,164,723
Safeway, Inc.	812,200	15,025,700
Wal-Mart Stores, Inc.	1,328,500	65,415,340
		93,605,763

Common Stocks	Shares	Value

Health Care Equipment & Supplies — 1.3%
C.R. Bard, Inc.	201,800	$ 16,196,468
Medtronic, Inc.	414,300	12,259,137
		28,455,605
Health Care Providers & Services — 3.7%
Henry Schein, Inc. (a)	519,600	19,058,928
Medco Health Solutions, Inc. (a)	884,800	35,905,184
UnitedHealth Group, Inc.	1,315,600	25,851,540
		80,815,652
Hotels, Restaurants & Leisure — 3.0%
Burger King Holdings, Inc.	1,528,600	32,849,614
McDonald’s Corp.	611,700	31,961,325
		64,810,939
Household Durables — 0.7%
D.R. Horton, Inc.	1,932,800	16,332,160
Household Products — 1.1%
Clorox Co.	315,300	15,323,580
The Procter & Gamble Co.	197,100	9,494,307
		24,817,887
IT Services — 0.5%
Accenture Ltd. Class A	360,100	10,511,319
Industrial Conglomerates — 1.1%
3M Co.	528,900	24,043,794
Insurance — 1.0%
The Travelers Cos., Inc.	630,600	22,796,190
Internet & Catalog Retail — 1.6%
Amazon.com, Inc. (a)	547,500	35,472,525
Internet Software & Services — 2.9%
Google, Inc. Class A (a)	189,600	64,082,904
Life Sciences Tools & Services — 1.0%
Thermo Fisher Scientific, Inc. (a)	618,700	22,434,062
Machinery — 4.3%
Cummins, Inc.	913,100	18,992,480
Danaher Corp.	1,121,300	56,917,188
Deere & Co.	660,500	18,157,145
		94,066,813
Metals & Mining — 2.3%
Agnico-Eagle Mines Ltd.	575,300	28,684,458
Freeport-McMoRan Copper & Gold, Inc. Class B	689,500	20,974,590
		49,659,048
Multiline Retail — 2.1%
Kohl’s Corp. (a)	1,330,300	46,746,742
Oil, Gas & Consumable Fuels — 6.1%
Apache Corp.	150,200	8,875,318
EOG Resources, Inc.	589,100	29,478,564
Exxon Mobil Corp.	556,000	37,752,400
Massey Energy Co.	998,700	11,534,985
Petroleo Brasileiro SA (c)	656,600	18,207,518
Range Resources Corp.	326,800	11,624,276
Valero Energy Corp.	818,500	15,862,530
		133,335,591

See Notes to Financial Statements.

8 BLACKROCK FUNDAMENTAL GROWTH FUND, INC.

FEBRUARY 28, 2009

Schedule of Investments (concluded)

(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Pharmaceuticals — 7.3%
Abbott Laboratories	1,305,400	$ 61,797,636
Bristol-Myers Squibb Co.	1,677,200	30,877,252
Johnson & Johnson	616,400	30,820,000
Teva Pharmaceutical Industries Ltd. (c)	803,800	35,833,404
		159,328,292
Semiconductors &
Semiconductor Equipment — 4.8%
Broadcom Corp. Class A (a)(b)	1,767,100	29,068,795
Lam Research Corp. (a)	1,182,600	23,131,656
Nvidia Corp. (a)	2,255,700	18,677,196
PMC-Sierra, Inc. (a)	6,667,500	34,070,925
		104,948,572
Software — 8.7%
Activision Blizzard, Inc. (a)	3,871,900	38,835,157
Adobe Systems, Inc. (a)	605,300	10,108,510
Check Point Software Technologies Ltd. (a)	1,683,400	36,984,298
Microsoft Corp.	2,894,500	46,746,175
Oracle Corp. (a)	1,939,700	30,142,938
Salesforce.com, Inc. (a)	965,300	27,028,400
		189,845,478
Specialty Retail — 3.0%
CarMax, Inc. (a)(b)	1,474,400	13,903,592
Home Depot, Inc.	1,119,700	23,390,533
Ross Stores, Inc.	974,500	28,767,240
		66,061,365
Tobacco — 1.8%
Philip Morris International, Inc.	1,149,900	38,487,153
Wireless Telecommunication Services — 2.4%
American Tower Corp. Class A (a)	1,813,700	52,814,944
Total Long-Term Investments
(Cost — $2,616,124,209) — 99.4%	2,170,671,471

	Beneficial
	Interest
Short-Term Securities	(000)
Money Market Funds — 2.2%
BlackRock Liquidity Series, LLC
Cash Sweep Series, 0.73% (d)(e)	$ 2,392	2,392,400
BlackRock Liquidity Series, LLC
Money Market Series, 0.80% (d)(e)(f)	46,575	46,575,000
Total Short-Term Securities
(Cost — $48,967,400) — 2.2%		48,967,400
Total Investments
(Cost — $2,665,091,609*) — 101.6%	2,219,638,871
Liabilities In Excess of Other Assets — (1.6)%		(36,016,141)
Net Assets — 100.0%	$2,183,622,730

* The cost and unrealized appreciation (depreciation) of investments as of
February 28, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost	$2,670,070,063
Gross unrealized appreciation	$ 48,447,981
Gross unrealized depreciation		(498,879,173)
Net unrealized depreciation	$ (450,431,192)

(a) Non-income producing security.
(b) Security, or a portion of security, is on loan.
(c) Depositary receipts.
(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
BlackRock Liquidity Series, LLC
Cash Sweep Series	$(114,329,943)	$ 499,919
BlackRock Liquidity Series, LLC
Money Market Series	$(319,441,300)	$ 156,341

(e) Represents the current yield as of report date.
(f) Security was purchased with the cash from securities loans.
•For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely rec-
ognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.
•Effective September 1, 2008, the Fund adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, estab-
lishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determin-
ing the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of February 28, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$2,170,671,471
Level 2	48,967,400
Level 3	—
Total	$2,219,638,871

See Notes to Financial Statements.

BLACKROCK FUNDAMENTAL GROWTH FUND, INC. FEBRUARY 28, 2009 9

Statement of Assets and Liabilities

February 28, 2009 (Unaudited)

Assets

Investments at value — unaffiliated (including securities loaned of $43,957,150) (cost — $2,616,124,209)	$2,170,671,471
Investments at value — affiliated (cost — $48,967,400)	48,967,400
Foreign currency at value (cost — $204)	197
Investments sold receivable	46,513,491
Dividends receivable	3,749,354
Capital shares sold receivable	2,240,726
Securities lending income receivable — affiliated	15,436
Prepaid expenses	133,796
Other assets	606,095
Total assets	2,272,897,966

Liabilities

Collateral at value — securities loaned	46,575,000
Bank overdraft	5,208
Investments purchased payable	30,929,751
Capital shares redeemed payable	7,715,609
Other affiliates payable	2,186,565
Investment advisory fees payable	1,103,140
Distribution fees payable	755,997
Officer's and Directors' fees payable	3,966
Total liabilities	89,275,236
Net Assets	$2,183,622,730

Net Assets Consist of

Institutional Shares, $0.10 par value, 300,000,000 shares authorized	$ 3,817,822
Investor A Shares, $0.10 par value, 300,000,000 shares authorized	7,666,505
Investor B Shares, $0.10 par value, 500,000,000 shares authorized	1,938,250
Investor C Shares, $0.10 par value, 300,000,000 shares authorized	3,912,217
Class R Shares, $0.10 par value, 500,000,000 shares authorized	366,853
Paid-in capital in excess of par	4,531,960,097
Undistributed net investment income	12,900,016
Accumulated net realized loss	(1,933,503,004)
Net unrealized appreciation/depreciation	(445,436,026)
Net Assets	$2,183,622,730

Net Asset Value

Institutional — Based on net assets of $500,098,149 and 38,178,215 shares outstanding	$ 13.10
Investor A — Based on net assets of $973,902,481 and 76,665,045 shares outstanding	$ 12.70
Investor B — Based on net assets of $220,045,736 and 19,382,499 shares outstanding	$ 11.35
Investor C — Based on net assets of $446,572,886 and 39,122,167 shares outstanding	$ 11.41
Class R — Based on net assets of $43,003,478 and 3,668,533 shares outstanding	$ 11.72

See Notes to Financial Statements.

10 BLACKROCK FUNDAMENTAL GROWTH FUND, INC.

FEBRUARY 28, 2009

Statement of Operations

Six Months Ended February 28, 2009 (Unaudited)

Investment Income

Dividends	$ 17,528,709
Foreign taxes withheld	(24,127)
Income — affiliated	505,025
Securities lending — affiliated	156,341
Total income	18,165,948

Expenses

Investment advisory	8,561,797
Service — Investor A	1,453,772
Service and distribution — Investor B	1,510,787
Service and distribution — Investor C	2,788,466
Service and distribution — Class R	129,188
Transfer agent — Institutional	690,201
Transfer agent — Investor A	1,564,669
Transfer agent — Investor B	701,180
Transfer agent — Investor C	1,199,670
Transfer agent — Class R	105,052
Accounting services	257,323
Custodian	108,078
Printing	107,085
Professional	71,802
Officer and Directors	52,947
Registration	52,138
Miscellaneous	63,080
Total expenses	19,417,235
Net investment loss	(1,251,287)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(557,292,440)
Options written	2,455,923
Foreign currency	(8,152)
(554,844,669)
Net change in unrealized appreciation/depreciation on:
Investments	(984,741,764)
Options written	5,518,584
Foreign currency	(21,004)
(979,244,184)
Total realized and unrealized loss	(1,534,088,853)
Net Decrease in Net Assets Resulting from Operations	$(1,535,340,140)

See Notes to Financial Statements.

BLACKROCK FUNDAMENTAL GROWTH FUND, INC.

FEBRUARY 28, 2009

Statements of Changes in Net Assets

	Six Months
	Ended
	February 28,	Year Ended
	2009	August 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2008
Operations
Net investment loss	$ (1,251,287)	$ (5,272,594)
Net realized gain (loss)	(554,844,669)	106,151,007
Net change in unrealized appreciation/depreciation	(979,244,184)	(205,527,096)
Net decrease in net assets resulting from operations	(1,535,340,140)	(104,648,683)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(398,170,769)	(260,315,822)

Net Assets
Total decrease in net assets	(1,933,510,909)	(364,964,505)
Beginning of period	4,117,133,639	4,482,098,144
End of period	$ 2,183,622,730	$ 4,117,133,639
End of period undistributed net investment income	$ 12,900,016	$ 14,151,303

See Notes to Financial Statements.

12 BLACKROCK FUNDAMENTAL GROWTH FUND, INC. FEBRUARY 28, 2009

Financial Highlights

			Institutional
	Six Months
	Ended
	February 28,
	2009		Year Ended August 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 21.36	$ 21.83	$ 19.35	$ 18.22	$ 15.61	$ 15.16
Net investment income (loss)[1]	0.03	0.09	0.06	0.09	0.17	(0.02)
Net realized and unrealized gain (loss)	(8.29)	(0.56)	2.42	1.21	2.44	0.47
Net increase (decrease) from investment operations	(8.26)	(0.47)	2.48	1.30	2.61	0.45
Dividends from net investment income	—	—	—	(0.17)	—	—
Net asset value, end of period	$ 13.10	$ 21.36	$ 21.83	$ 19.35	$ 18.22	$ 15.61

Total Investment Return[2]
Based on net asset value	(38.67)%[3]	(2.15)%	12.82%	7.22%[4]	16.72%	2.97%

Ratios to Average Net Assets
Total expenses after fees paid indirectly	0.88%[5]	0.78%	0.85%	0.87%	0.91%	0.91%
Total expenses	0.88%[5]	0.79%	0.85%	0.87%	0.91%	0.91%
Net investment income (loss)	0.41%[5]	0.39%	0.29%	0.49%	0.96%	(0.13)%

Supplemental Data
Net assets, end of period (000)	$ 500,098	$1,137,302	$1,246,507	$1,315,683	$1,508,098	$1,396,668
Portfolio turnover	82%	75%	96%	60%	88%	78%

[1]	Based on average shares outstanding.
[2]	Total investment returns exclude the effects of any sales charges.
[3]	Aggregate total investment return.
[4]	Approximately 1.50% of the Fund’s total return was attributable to proceeds received in a settlement of litigation seeking recovery of investment losses previously realized by the Fund.
[5]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDAMENTAL GROWTH FUND, INC.

FEBRUARY 28, 2009

Financial Highlights (continued)

			Investor A
	Six Months
	Ended
	February 28,
	2009		Year Ended August 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 20.75	$ 21.27	$ 18.91	$ 17.80	$ 15.29	$ 14.89
Net investment income (loss)[1]	0.01	0.02	0.00[2]	0.05	0.12	(0.06)
Net realized and unrealized gain (loss)	(8.06)	(0.54)	2.36	1.18	2.39	0.46
Net increase (decrease) from investment operations	(8.05)	(0.52)	2.36	1.23	2.51	0.40
Dividends from net investment income	—	—	—	(0.12)	—	—
Net asset value, end of period	$ 12.70	$ 20.75	$ 21.27	$ 18.91	$ 17.80	$ 15.29

Total Investment Return[3]
Based on net asset value	(38.80)%[4]	(2.44)%	12.48%	7.00%[5]	16.42%	2.69%

Ratios to Average Net Assets
Total expenses after fees paid indirectly	1.19%[6]	1.10%	1.12%	1.12%	1.16%	1.16%
Total expenses	1.19%[6]	1.10%	1.12%	1.12%	1.16%	1.16%
Net investment income (loss)	0.14%[6]	0.07%	0.02%	0.24%	0.71%	(0.38)%

Supplemental Data
Net assets, end of period (000)	$ 973,902	$1,652,981	$1,640,487	$1,635,443	$1,651,135	$1,587,995
Portfolio turnover	82%	75%	96%	60%	88%	78%

[1]	Based on average shares outstanding.
[2]	Amount is less than $0.01 per share.
[3]	Total investment returns exclude the effects of any sales charges.
[4]	Aggregate total investment return.
[5]	Approximately 1.50% of the Fund’s total return was attributable to proceeds received in a settlement of litigation seeking recovery of investment losses previously realized by the Fund.
[6]	Annualized.

See Notes to Financial Statements.

14 BLACKROCK FUNDAMENTAL GROWTH FUND, INC.

FEBRUARY 28, 2009

Financial Highlights (continued)

			Investor B
	Six Months
	Ended
	February 28,
	2009		Year Ended August 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 18.63	$ 19.26	$ 17.26	$ 16.26	$ 14.07	$ 13.81
Net investment loss[1]	(0.06)	(0.15)	(0.15)	(0.09)	(0.01)	(0.17)
Net realized and unrealized gain (loss)	(7.22)	(0.48)	2.15	1.09	2.20	0.43
Net increase (decrease) from investment operations	(7.28)	(0.63)	2.00	1.00	2.19	0.26
Net asset value, end of period	$ 11.35	$ 18.63	$ 19.26	$ 17.26	$ 16.26	$ 14.07

Total Investment Return[2]
Based on net asset value	(39.08)%[3]	(3.27)%	11.59%	6.15%[4]	15.57%	1.88%

Ratios to Average Net Assets
Total expenses after fees paid indirectly	2.14%[5]	1.95%	1.96%	1.90%	1.94%	1.93%
Total expenses	2.14%[5]	1.95%	1.96%	1.90%	1.94%	1.93%
Net investment loss	(0.81)%[5]	(0.77)%	(0.81)%	(0.55)%	(0.05)%	(1.16)%

Supplemental Data
Net assets, end of period (000)	$ 220,046	$ 460,862	$ 666,021	$ 896,007	$1,193,442	$1,445,258
Portfolio turnover	82%	75%	96%	60%	88%	78%

[1]	Based on average shares outstanding.
[2]	Total investment returns exclude the effects of any sales charges.
[3]	Aggregate total investment return.
[4]	Approximately 1.50% of the Fund’s total return was attributable to proceeds received in a settlement of litigation seeking recovery of investment losses previously realized by the Fund.
[5]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDAMENTAL GROWTH FUND, INC.

FEBRUARY 28, 2009

Financial Highlights (continued)

			Investor C
	Six Months
	Ended
	February 28,
	2009		Year Ended August 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 18.73	$ 19.36	$ 17.35	$ 16.35	$ 14.15	$ 13.89
Net investment loss[1]	(0.05)	(0.15)	(0.14)	(0.09)	(0.01)	(0.17)
Net realized and unrealized gain (loss)	(7.27)	(0.48)	2.15	1.09	2.21	0.43
Net increase (decrease) from investment operations	(7.32)	(0.63)	2.01	1.00	2.20	0.26
Dividends from net investment income	—	—	—	(0.00)[2]	—	—
Net asset value, end of period	$ 11.41	$ 18.73	$ 19.36	$ 17.35	$ 16.35	$ 14.15

Total Investment Return[3]
Based on net asset value	(39.08)%[4]	(3.25)%	11.59%	6.15%[5]	15.55%	1.87%

Ratios to Average Net Assets
Total expenses after fees paid indirectly	2.10%[6]	1.94%	1.92%	1.91%	1.95%	1.94%
Total expenses	2.10%[6]	1.94%	1.92%	1.91%	1.95%	1.94%
Net investment loss	(0.77)%[6]	(0.77)%	(0.78)%	(0.54)%	(0.10)%	(1.17)%

Supplemental Data
Net assets, end of period (000)	$ 446,573	$ 795,292	$ 882,284	$ 836,032	$ 782,172	$ 692,924
Portfolio turnover	82%	75%	96%	60%	88%	78%

[1]	Based on average shares outstanding.
[2]	Amount is less than $(0.01) per share.
[3]	Total investment returns exclude the effects of any sales charges.
[4]	Aggregate total investment return.
[5]	Approximately 1.50% of the Fund’s total return was attributable to proceeds received in a settlement of litigation seeking recovery of investment losses previously realized by the Fund.
[6]	Annualized.

See Notes to Financial Statements.

16 BLACKROCK FUNDAMENTAL GROWTH FUND, INC.

FEBRUARY 28, 2009

Financial Highlights (concluded)

			Class R
	Six Months
	Ended
	February 28,
	2009		Year Ended August 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 19.19	$ 19.73	$ 17.60	$ 16.60	$ 14.28	$ 13.95
Net investment income (loss)[1]	(0.02)	(0.05)	(0.05)	(0.00)[2]	0.06	(0.09)
Net realized and unrealized gain (loss)	(7.45)	(0.49)	2.18	1.10	2.26	0.42
Net increase (decrease) from investment operations	(7.47)	(0.54)	2.13	1.10	2.32	0.33
Dividends from net investment income	—	—	—	(0.10)	—	—
Net asset value, end of period	$ 11.72	$ 19.19	$ 19.73	$ 17.60	$ 16.60	$ 14.28

Total Investment Return
Based on net asset value	(38.93)%[3]	(2.74)%	12.10%	6.70%[4]	16.25%	2.37%

Ratios to Average Net Assets
Total expenses after fees paid indirectly	1.59%[5]	1.43%	1.40%	1.37%	1.41%	1.41%
Total expenses	1.59%[5]	1.43%	1.40%	1.37%	1.41%	1.41%
Net investment income (loss)	(0.25)%[5]	(0.27)%	(0.26)%	(0.00)%[6]	0.39%	(0.60)%

Supplemental Data
Net assets, end of period (000)	$ 43,003	$ 70,697	$ 46,799	$ 34,633	$ 21,066	$ 10,254
Portfolio turnover	82%	75%	96%	60%	88%	78%

[1]	Based on average shares outstanding.
[2]	Amount is less than $(0.01) per share.
[3]	Aggregate total investment return.
[4]	Approximately 1.50% of the Fund’s total return was attributable to proceeds received in a settlement of litigation seeking recovery of investment losses previously realized by the Fund.
[5]	Annualized.
[6]	Amount is less than (0.01)%.

See Notes to Financial Statements.

BLACKROCK FUNDAMENTAL GROWTH FUND, INC.

FEBRUARY 28, 2009

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Fundamental Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company and is organized as a Maryland corporation. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Institutional Shares are sold only to certain eligible investors. Investor A Shares are sold with a front-end sales charge. Shares of Investor B and Investor C may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day. The Fund values its investments in Cash Sweep Series and Money Market Series, each of BlackRock Liquidity Series, LLC, at fair value, which is ordinarily based upon their pro-rata ownership in the net assets of the underlying fund.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the option market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long position) or ask (short position) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the option. Over-the-counter options are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying securities.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Directors (the “Board”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net assets of the Fund are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Derivative Financial Instruments: The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

•Options — The Fund may purchase and write call and put options. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period.

When the Fund purchases (writes) an option, an amount equal to the premium paid (received) by the Fund is reflected as an asset and an

18 BLACKROCK FUNDAMENTAL GROWTH FUND, INC. FEBRUARY 28, 2009

Notes to Financial Statements (continued)

equivalent liability. The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When the Fund writes a call option, such option is “covered” meaning that the Fund holds the underlying security subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When the Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation. Certain call options are written as part of an arrangement where the counterparty to the transaction borrows the underlying security from the Fund in a securities lending transaction.

In purchasing and writing options, the Fund bears the market risk of an unfavorable change in the price of the underlying security. Exercise of a written option could result in the Fund purchasing a security at a price different from the current market value. The Fund may execute transactions in both listed and OTC options. Transactions in certain OTC options may expose the Fund to the risk of default by the counterparty to the transaction.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Fund segregates assets in connection with certain investments (e.g., options and written options), the Fund will, consistent with certain interpretive letters issued by the SEC, designate on their books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Fund may also be required to deliver or deposit securities as collateral for certain investments (e.g., written options).

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

Securities Lending: The Fund may lend securities to financial institutions that provide cash, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund typically receives income on loaned securities but does not receive income on the collateral. The Fund may invest the cash collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remain open for each of the four years ended August 31, 2008. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

BLACKROCK FUNDAMENTAL GROWTH FUND, INC. FEBRUARY 28, 2009 19

Notes to Financial Statements (continued)

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

Bank Overdraft: The Fund recorded a bank overdraft that resulted from estimates of available cash.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Fund entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co., Inc. (“Merrill Lynch”) on January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Fund under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

The Advisor is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. For such services, the Fund pays the Advisor a monthly fee based upon the average net assets of the Fund at the following annual rates: 0.65% of average net assets not exceeding $1 billion, 0.625% of average net assets in excess of $1 billion but not exceeding $1.5 billion, 0.60% of average net assets in excess of $1.5 billion but not exceeding $5 billion, 0.575% of average net assets in excess of $5 billion but not exceeding $7.5 billion and 0.55% of average net assets in excess of $7.5 billion.

The Advisor has entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Advisor, under which the Advisor pays BIM for services it provides, a fee that is a percentage of the investment advisory fee paid by the Fund to the Advisor.

For the six months ended February 28, 2009, the Fund reimbursed the Advisor $34,540, for certain accounting services, which is included in accounting services in the Statement of Operations.

Effective October 1, 2008, the Fund has entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, Inc. (“BII”) which replaced FAM Distributors, Inc. (“FAMD”) and BlackRock Distributors, Inc. and its affiliates (“BDI”) (collectively, the “Distributor”) as the sole distributor of the Fund. FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. BII and BDI are affiliates of BlackRock, Inc. The distribution fees did not change as a result of this transaction.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at an annual rate based upon the average daily net assets of the shares as follows:

	Service	Distribution
	Fee	Fee
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with the Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, and the Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service fee and/or distribution fee compensates the Distributor and each broker-dealer for providing shareholder servicing and/or distribution-related services to Investor A, Investor B, Investor C and Class R shareholders.

For the six months ended February 28, 2009, the Distributor earned underwriting discounts and direct commissions and its affiliates earned dealer concessions on sales of the Fund’s Investor A Shares, which totaled $139,048, and affiliates received contingent deferred sales charges of $97,766 and $41,630 relating to transactions in Investor B and Investor C Shares, respectively. Furthermore, affiliates received contingent deferred sales charges of $42,815 relating to transactions subject to front-end sales charge waivers on Investor A Shares.

PNC Global Investment Servicing (U.S.), Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, serves as transfer agent and dividend disbursing agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including the mailing of shareholder reports, dividend and distribution notices, and proxy

20 BLACKROCK FUNDAMENTAL GROWTH FUND, INC.

FEBRUARY 28, 2009

Notes to Financial Statements (continued)

materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

The Fund may earn income on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Fund. For the six months ended February 28, 2009, the Fund earned $5,106, which is included in income–affiliated in the Statement of Operations.

Pursuant to written agreements, certain affiliates of Merrill Lynch provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the period September 1, 2008 through December 31, 2008, the Fund paid $3,734,525 in return for these services, which is a component of the transfer agent fees in the accompanying Statement of Operations.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended February 28, 2009, the Fund reimbursed the Advisor the following amounts for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

Call Center
Fees
Institutional	$ 4,945
Investor A	$25,698
Investor B	$ 6,513
Investor C	$ 9,546
Class R	$ 374

The Fund has received an exemptive order from the SEC permitting it to lend portfolio securities to MLPF&S. Pursuant to that order, the Fund has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. The share of income earned by the Fund on such investments is shown as securities lending — affiliated on the Statement of Operations. For the six months ended February 28, 2009, BIM paid $8,272 in securities lending agent fees.

In addition, MLPF&S received $91,472 in commissions on the execution of portfolio security transactions for the Fund for the period September 1, 2008 through December 31, 2008. Subsequent to that date, neither MLPF&S or Merrill Lynch are considered affiliates of the Fund.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates. The Fund reimburses the Advisor for compensation paid to the Fund’s Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2009 were $2,294,283,574 and $2,518,505,291, respectively.

Transactions in call options written for the six months ended February 28, 2009 were as follows:

		Premiums
Call Options Written	Contracts	Received
Outstanding call options written,
beginning of period	13,100	$2,112,166
Options written	8,153	3,752,951
Options exercised	(6,550)	(883,589)
Options expired	(6,550)	(1,228,577)
Options closed	(8,153)	(3,752,951)
Outstanding call options written,
end of period	—	—

Transactions in put options written for the six months ended February 28, 2009 were as follows:

		Premiums
Put Options Written	Contracts	Received
Outstanding put options written,
beginning of period	—	—
Options written	22,896	$ 7,473,816
Options closed	(22,896)	(7,473,816)
Outstanding put options written,
end of period	—	—

4. Short-Term Borrowings:

The Fund, along with certain other funds managed by the Advisor and its affiliates, is party to a $500 million credit agreement with a group of lenders, which expired November 2008 and was renewed until November 2009. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Fund paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets as of October 31, 2008. The Fund pays a commitment fee of 0.08% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under

BLACKROCK FUNDAMENTAL GROWTH FUND, INC.

FEBRUARY 28, 2009

Notes to Financial Statements (concluded)

the credit agreement bear interest at a rate equal to, the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Fund did not borrow under the credit agreement during the six months ended February 28, 2009.

5. Capital Loss Carryforward:

As of August 31, 2008, the Fund had a capital loss carryforward available to offset future realized capital gains through the indicated year of expiration:

Expires August 31,
2010	$ 88,142,049
2011	1,197,672,463
2012	68,218,211
Total	$1,354,032,723

6. Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Fund’s Statement of Assets and Liabilities.

7. Capital Share Transactions:
Transactions in shares for each class were as follows:
	Six Months Ended		Year Ended
	February 28, 2009		August 31, 2008
	Shares	Amount	Shares	Amount
Institutional
Shares sold	6,574,492	$ 103,039,742	15,876,609	$ 359,185,075
Shares redeemed	(21,629,151)	(330,007,713)	(19,753,813)	(442,140,963)
Net decrease	(15,054,659)	$ (226,967,971)	(3,877,204)	$ (82,955,888)

Investor A
Shares sold and automatic conversion of shares	12,148,400	$ 181,376,127	25,834,298	$ 558,314,857
Shares redeemed	(15,143,273)	(236,598,017)	(23,314,168)	(507,448,370)
Net increase (decrease)	(2,994,873)	$ (55,221,890)	2,520,130	$ 50,866,487

Investor B
Shares sold	1,742,165	$ 23,403,748	4,131,978	$ 81,564,032
Shares redeemed and automatic conversion of shares	(7,093,078)	(95,014,154)	(13,982,008)	(274,792,785)
Net decrease	(5,350,913)	$ (71,610,406)	(9,850,030)	$ (193,228,753)

Investor C
Shares sold	4,274,123	$ 57,578,238	8,104,239	$ 160,534,851
Shares redeemed	(7,609,324)	(101,929,707)	(11,223,279)	(221,944,948)
Net decrease	(3,335,201)	$ (44,351,469)	(3,119,040)	$ (61,410,097)

Class R
Shares sold	1,006,997	$ 13,975,951	2,506,774	$ 50,713,854
Shares redeemed	(1,023,226)	(13,994,984)	(1,194,032)	(24,301,425)
Net increase (decrease)	(16,229)	$ (19,033)	1,312,742	$ 26,412,429

22 BLACKROCK FUNDAMENTAL GROWTH FUND, INC.

FEBRUARY 28, 2009

Officers and Directors

Robert M. Hernandez, Chairman of the Board, Director and Member of
the Audit Committee
Fred G. Weiss, Vice Chair of the Board, Chairman of the Audit Committee
and Director
James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Richard S. Davis, Director
Stuart E. Eizenstat, Director
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
John F. O’Brien, Director
Roberta Cooper Ramo, Director
Jean Margo Reid, Director
David H. Walsh, Director
Richard R. West, Director and Member of the Audit Committee
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer
Howard B. Surloff, Secretary

Custodian
JPMorgan Chase & Co.
Brooklyn, NY, 11245

Transfer Agent
PNC Global Investment
Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

The Fund is managed by a team of investment professionals. Effective November 17, 2008, Jeffrey R. Lindsey, CFA and Edward P. Dowd
are the co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Lindsey is
Managing Director of BlackRock, Inc. since 2005 and Managing Director of State Street Research & Management Company (“SSRM”)
from 2002 to 2006. Mr. Dowd is Managing Director of BlackRock, Inc. since 2006 and Director thereof from 2005 to 2006; and Vice
President of SSRM from 2002 to 2005.

BLACKROCK FUNDAMENTAL GROWTH FUND, INC. FEBRUARY 28, 2009 23

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal informa-
tion BlackRock collects, how we protect that information and why in cer-
tain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regula-
tions require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service
Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or serv-
ices that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those
BlackRock employees with a legitimate business need for the informa-
tion. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its
Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at
http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

24 BLACKROCK FUNDAMENTAL GROWTH FUND, INC. FEBRUARY 28, 2009

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling toll-free (800) 441-7762;
(2) at www.blackrock.com; and (3) on the Securities and Exchange
Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling (800) SEC-0330. The Fund’s Forms
N-Q may also be obtained upon request and without charge by calling
(800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK FUNDAMENTAL GROWTH FUND, INC. FEBRUARY 28, 2009 25

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.
Equity Funds

BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global SmallCap Fund	BlackRock Mid Cap Value Opportunities Fund
BlackRock Aurora Portfolio	BlackRock Health Sciences Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Healthcare Fund	BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Index Equity Portfolio*	BlackRock Science & Technology
BlackRock Capital Appreciation Portfolio	BlackRock International Fund	Opportunities Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Diversification Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Index Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Value Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock Large Cap Core Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Fundamental Growth Fund	BlackRock Large Cap Core Plus Fund	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund	BlackRock S&P 500 Index Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Value Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Emerging Markets Fund	BlackRock Latin America Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Financial Services Fund	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Value Opportunities Fund
BlackRock Global Growth Fund

Fixed Income Funds

BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Strategic Income Portfolio
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Total Return Fund
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock World Income Fund
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Bond Portfolio
BlackRock Income Portfolio†	BlackRock Low Duration Bond Portfolio
BlackRock Income Builder Portfolio†	BlackRock Managed Income Portfolio

Municipal Bond Funds
BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Municipal Insured Fund	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund
BlackRock Intermediate Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.
BlackRock mutual funds are currently distributed by BlackRock Investments, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at
www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

26	BLACKROCK FUNDAMENTAL GROWTH FUND, INC.	FEBRUARY 28, 2009

This report is not authorized for use as an offer of sale or a solicita-
tion of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representa-
tion of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Fundamental Growth Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Fundamental Growth Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Fundamental Growth Fund, Inc.

Date: April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Fundamental Growth Fund, Inc.

Date: April 22, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Fundamental Growth Fund, Inc.

Date: April 22, 2009